SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)		3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Net income		$ (3,864,307)	$ (11,421,320)	$ (7,801,544)	$ (4,071,132)	$ (3,835,933)	$ (3,392,003)	$ (23,087,172)	$ (11,299,066)
Basic and diluted weighted average shares outstanding	[1]	62,547,298			46,291,743			57,515,446	43,917,191
Pono Capital Corp [Member]
Net income										$ 4,585,547	$ 2,732,973
Basic and diluted weighted average shares outstanding										2,205,882	2,875,000
Pono Capital Corp [Member] | Common Class A [Member]
Net income										$ 3,224,096	$ 2,207,686
Basic and diluted weighted average shares outstanding										5,223,819	12,083,113
Basic and diluted net income per share										$ 0.62	$ 0.18
Pono Capital Corp [Member] | Common Class B [Member]
Net income										$ 1,361,451	$ 525,287
Basic and diluted weighted average shares outstanding										2,205,882	2,875,000
Basic and diluted net income per share										$ 0.62	$ 0.18

[1]	Retrospectively restated for effect of the business combination on February 6, 2023.